CONSOLIDATED STATEMENT OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	¥ 5,071,421	¥ 2,492,967	¥ 2,874,614
Depreciation and amortization	2,087,066	2,039,904	1,821,880
Interest income and interest costs related to financial services, net	(713,506)	(694,331)	(354,102)
Share of profit (loss) of investments accounted for using the equity method	(763,137)	(643,063)	(560,346)
Income tax expense	1,893,665	1,175,765	1,115,918
Changes in operating assets and liabilities, and other	(3,975,836)	(1,502,482)	(1,130,667)
(Increase) decrease in trade accounts and other receivables	(859,239)	(532,432)	118,652
(Increase) decrease in receivables related to financial services	(3,398,434)	(1,760,288)	(1,213,234)
(Increase) decrease in inventories	(207,529)	(350,550)	(725,285)
(Increase) decrease in other current assets	(326,365)	(61,538)	71,314
Increase (decrease) in trade accounts and other payables	560,737	712,400	152,399
Increase (decrease) in other current liabilities	666,513	545,666	410,546
Increase (decrease) in retirement benefit liabilities	(161)	21,213	60,419
Other, net	(411,358)	(76,953)	(5,478)
Interest received	2,292,156	1,516,404	835,739
Dividends received	587,259	460,351	347,387
Interest paid	(1,148,392)	(593,216)	(418,043)
Income taxes paid, net of refunds	(1,124,322)	(1,297,224)	(809,763)
Net cash provided by (used in) operating activities	4,206,373	2,955,076	3,722,615
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,846,447)	(1,450,196)	(1,197,266)
Additions to equipment leased to others	(2,867,660)	(1,907,356)	(2,286,893)
Proceeds from sales of fixed assets excluding equipment leased to others	154,985	56,436	37,749
Proceeds from sales of equipment leased to others	2,008,634	1,659,161	1,542,132
Additions to intangible assets	(334,287)	(348,280)	(346,085)
Additions to public and corporate bonds and stocks	(2,972,779)	(1,150,214)	(2,427,911)
Proceeds from sales of public and corporate bonds and stocks	1,201,405	393,982	282,521
Proceeds upon maturity of public and corporate bonds	1,049,963	939,747	1,920,116
Other, net	(1,392,565)	207,829	1,898,143
Net cash provided by (used in) investing activities	(4,998,751)	(1,598,890)	(577,496)
Cash flows from financing activities
Increase (decrease) in short-term debt	401,740	239,689	(579,216)
Proceeds from long-term debt	12,057,349	9,276,918	8,122,678
Payments of long-term debt	(8,752,329)	(8,353,033)	(8,843,665)
Dividends paid to Toyota Motor Corporation common shareholders	(880,197)	(727,980)	(709,872)
Dividends paid to non-controlling interests	(90,309)	(84,986)	(51,723)
Reissuance (repurchase) of treasury stock	(231,069)	(431,099)	(404,718)
Other, net	(7,627)	24,310
Net cash provided by (used in) financing activities	2,497,558	(56,180)	(2,466,516)
Effect of exchange rate changes on cash and cash equivalents	189,914	103,305	334,195
Net increase (decrease) in cash and cash equivalents	1,895,094	1,403,311	1,012,798
Cash and cash equivalents at beginning of year	7,516,966	6,113,655	5,100,857
Cash and cash equivalents at end of year	¥ 9,412,060	¥ 7,516,966	¥ 6,113,655